Label	Element	Value
at amortized cost [Member] | Loans [Member]
Gross Carrying Amount	db_GrossCarryingValue	€ 431,501,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	297,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	257,000,000
Goodwill and other intangible assets	ifrs-full_IntangibleAssetsAndGoodwill	88,000,000
Goodwill and other intangible assets	ifrs-full_IntangibleAssetsAndGoodwill	0
Allowance for Credit Losses	db_AllowanceForCreditLosses	4,808,000,000
Trading securities, liabilities	db_TradingSecuritiesLiabilities	2,000,000
at amortized cost [Member] | Loans [Member] | Stage 2 [Member]
Gross Carrying Amount	db_GrossCarryingValue	34,537,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	64,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	43,000,000
Allowance for Credit Losses	db_AllowanceForCreditLosses	647,000,000
at amortized cost [Member] | Loans [Member] | Stage 3 POCI [Member]
Gross Carrying Amount	db_GrossCarryingValue	1,710,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	0
Allowance for Credit Losses	db_AllowanceForCreditLosses	133,000,000
at amortized cost [Member] | Loans [Member] | Stage 1 [Member]
Gross Carrying Amount	db_GrossCarryingValue	385,117,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	69,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	99,000,000
Allowance for Credit Losses	db_AllowanceForCreditLosses	522,000,000
at amortized cost [Member] | Loans [Member] | Stage 3 [Member]
Gross Carrying Amount	db_GrossCarryingValue	10,138,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	164,000,000
Nominal amount, end of period, of which: Financial Guarantees	db_NominalAmountofWhichFinancialGuarantees	115,000,000
Allowance for Credit Losses	db_AllowanceForCreditLosses	€ 3,506,000,000